Performance Management - Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index (which assumes that any dividends paid out by index constituents have been reinvested) and the S&P 500 Price Return Index (which does not include any dividends and only measures the price movements of the underlying constituents). The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index (which assumes that any dividends paid out by index constituents have been reinvested) and the S&P 500 Price Return Index (which does not include any dividends and only measures the price movements of the underlying constituents).
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest quarterly return was 6.14% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was (4.72)% (quarter ended March 31, 2025).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.14%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.72%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance [Table]
Average Annual Total Return as of December 31, 2025
Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly	1 Year	Since Inception (09/29/2023)
Return Before Taxes	9.49%	15.33%
Return After Taxes on Distributions	9.49%	15.33%
Return After Taxes on Distributions and Sale of Fund Shares	5.62%	11.92%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	24.74%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	16.39%	23.05%

Performance Table One Class of after Tax Shown [Text]	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Performance Availability Website Address [Text]	www.innovatoretfs.com